Share-Based Compensation (Details Narrative) (10Q) - USD ($)		3 Months Ended	6 Months Ended
	Jul. 10, 2018	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Number of ordinary shares reserved for issuance		124,720,000	124,720,000		124,720,000
Number of stock option granted		33,600,000
Exercise price of options granted
Fair value of stock option grants			$ 141,651
Stock based compensation			$ 7,956
2018 Incentive Plan [Member]
Exercise price of options granted	$ 0.01
Requisite service period	4 years
Percentage of vested option shares	25.00%
Fair value of stock option grants	$ 141,651
2018 Incentive Plan [Member] | Directors, Officers Employees [Member]
Number of stock option granted	5,000,000
2018 Incentive Plan [Member] | Third Party [Member]
Number of stock option granted	28,600,000